Costs and expenses by nature	12 Months Ended
Dec. 31, 2023
Costs and expenses by nature
Costs and expenses by nature
26.	Costs and expenses by nature

	Year Ended December 31,
	2023	2022	2021
Payroll (i)	576,733	426,274	218,553
Sales and marketing	255,509	181,898	93,026
Depreciation and amortization (ii)	212,635	150,928	54,464
Consulting and advisory services	85,786	55,388	24,375
Material	30,045	30,663	16,488
Maintenance	41,704	27,615	12,535
Utilities, cleaning and security	42,836	14,330	6,472
Other expenses	30,314	35,835	11,529
Total	1,275,562	922,931	437,442

Costs of services	669,479	502,330	240,924
General and administrative expenses	245,682	175,765	85,028
Selling expenses	360,401	244,836	111,490
Total	1,275,562	922,931	437,442

(i) Payroll expenses include for the year ended December 31, 2023 R$ 589,733 (2022 - R$ 433,593) related to salaries, bonuses, short-term benefits, related social charges and other employee related expenses, and R$ (9,389) (2022 - R$ (6,010)) related to share-based compensation.

	Year Ended December 31,
Depreciation and amortization (ii)	2023	2022	2021
Costs of services	82,008	72,935	43,905
General and administrative expenses	75,661	44,097	10,555
Selling expenses	54,966	33,896	4
Total	212,635	150,928	54,464